Net Income (Loss) per Share - Basic and diluted net income per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) class Vote ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Computation of Earnings Per Share [Line Items]
Net (income) loss attributable to Class A and Class B ordinary shareholders | ¥		¥ 976,571	¥ 1,314,131	¥ (745,225)
Weighted average number of Class A and Class B ordinary shares outstanding-basic		34,166,016	33,585,818	31,020,439
Plus: effect of dilutive stock options		25,354	171,355
Plus: effect of dilutive non-vested restricted shares		6,701	24,600
Weighted average number of Class A and Class B ordinary shares outstanding-diluted		34,198,071	33,781,773	31,020,439
Basic net income (loss) per share | (per share)	$ 4.14	¥ 28.58	¥ 39.12	¥ (24.02)
Diluted net income (loss) per share | (per share)	$ 4.14	¥ 28.56	¥ 38.90	¥ (24.02)
Common stock
Number of classes of common stock | class		2
Class A ordinary shares
Common stock
Number of votes per share | Vote		1
Class B ordinary shares
Common stock
Number of votes per share | Vote		4